Additional analysis of debt securities (Details) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Financial investments
Debt securities	[1]	$ 125,829	$ 134,570
Corporate bonds		66,249	74,500
Asia | Operating segments
Financial investments
Debt securities		89,616	74,710
Corporate bonds		39,689	29,875
US | Operating segments
Financial investments
Debt securities		36,033	58,528
Corporate bonds		26,554	44,623
US | Operating segments | Publicly traded and SEC rule 144A securities
Financial investments
Corporate bonds		17,870	34,781
US | Operating segments | Non-SEC Rule 144A securities
Financial investments
Corporate bonds		8,684	9,842
US | Operating segments | Available-for-sale
Financial investments
Debt securities		34,650	57,091
US | Operating segments | Fair value through profit or loss
Financial investments
Debt securities		1,383	1,437
Consolidated investment funds | Operating segments
Financial investments
Debt securities		17,073	$ 22,113
Consolidated investment funds | Asia | Operating segments
Financial investments
Debt securities		15,928
Consolidated investment funds | US | Operating segments
Financial investments
Debt securities		$ 1,145

[1]	Included within equity securities and holdings in collective investment schemes, debt securities and other investments as at 31 December 2020 are $2,007 million of lent securities and assets subject to repurchase agreements (31 December 2019: $90 million of lent securities only).